UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

  /s/ Lloyd Mandell     Greenwich, CT     October 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $69,104 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     1486    47000 SH       SOLE                    47000        0        0
AMDOCS LTD                     ORD              G02602103     3061   106800 SH       SOLE                   106800        0        0
AMEDISYS INC                   COM              023436108     1047    44000 SH       SOLE                    44000        0        0
AMERIGROUP CORP                COM              03073T102     2680    63100 SH       SOLE                    63100        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2677    87300 SH       SOLE                    87300        0        0
AMSURG CORP                    COM              03232P405     1079    61700 SH       SOLE                    61700        0        0
APPLE INC                      COM              037833100     1078     3800 SH       SOLE                     3800        0        0
BELO CORP                      COM SER A        080555105     2287   368930 SH       SOLE                   368930        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1181    45100 SH       SOLE                    45100        0        0
CBS CORP NEW                   CL B             124857202     3491   220100 SH       SOLE                   220100        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108      632    20400 SH       SOLE                    20400        0        0
CVS CAREMARK CORPORATION       COM              126650100     2706    86000 SH       SOLE                    86000        0        0
DG FASTCHANNEL INC             COM              23326R109     1636    75200 SH       SOLE                    75200        0        0
EXPRESS SCRIPTS INC            COM              302182100     3925    80600 SH       SOLE                    80600        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     2056    75765 SH       SOLE                    75765        0        0
FINISH LINE INC                CL A             317923100     1397   100400 SH       SOLE                   100400        0        0
GOOGLE INC                     CL A             38259P508     3681     7000 SH       SOLE                     7000        0        0
HILL ROM HLDGS INC             COM              431475102      825    23000 SH       SOLE                    23000        0        0
HUMANA INC                     COM              444859102     2497    49700 SH       SOLE                    49700        0        0
IMAX CORP                      COM              45245E109     1678    99500 SH       SOLE                    99500        0        0
LIN TV CORP                    CL A             532774106      495   111400 SH       SOLE                   111400        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100     1127    53448 SH       SOLE                    53448        0        0
MCKESSON CORP                  COM              58155Q103     2422    39200 SH       SOLE                    39200        0        0
MEREDITH CORP                  COM              589433101     3230    96955 SH       SOLE                    96955        0        0
PANERA BREAD CO                CL A             69840W108      842     9500 SH       SOLE                     9500        0        0
PERRIGO CO                     COM              714290103      739    11500 SH       SOLE                    11500        0        0
RUBY TUESDAY INC               COM              781182100     1199   101000 SH       SOLE                   101000        0        0
SELECT MED HLDGS CORP          COM              81619Q105      685    89000 SH       SOLE                    89000        0        0
STRYKER CORP                   COM              863667101      751    15000 SH       SOLE                    15000        0        0
SYMANTEC CORP                  COM              871503108     1664   110000 SH       SOLE                   110000        0        0
TENET HEALTHCARE CORP          COM              88033G100     3382   716500 SH       SOLE                   716500        0        0
TIME WARNER INC                COM NEW          887317303     2286    74600 SH       SOLE                    74600        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     1593    41000 SH       SOLE                    41000        0        0
VALUECLICK INC                 COM              92046N102      615    47000 SH       SOLE                    47000        0        0
VIACOM INC NEW                 CL B             92553P201     2472    68300 SH       SOLE                    68300        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     3029   104600 SH       SOLE                   104600        0        0
WELLPOINT INC                  COM              94973V107     1473    26000 SH       SOLE                    26000        0        0